Share Capital - Options narrative (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period	10 years
Weighted average fair value of options granted	$ 3.45	$ 2.11